10. INCOME TAXES	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
10. INCOME TAXES

Due to the Company’s loss and the valuation allowance related to the resulting tax benefit, there was no income tax expense for the current year.

The reconciliation between the effective tax rate and the statutory rate is as follows:

	Years Ended December 31,
	2013	2012

US Federal statutory income tax rate	35.00%	-%
Permanent non-deductible items	(0.27)	-
Other	0.16	-
Effect of valuation allowance	(34.89)	-
Effective income tax rate	-%	-%

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes.  The significant components of the deferred income  tax asset (liability) are as follows:

	Years Ended December 31,
	2013	2012
Deferred tax assets:
Net operating loss (“NOL”) carryforwards	$921,499	$-
Stock compensation	123,782	-
Stock warrants	6,133,885
Deferred tax liabilities:
Basis difference in fixed assets	(1,429)	-
Net Deferred Tax Assets	7,177,737	-
Valuation allowance	(7,177,737)	-
Total deferred tax assets	$-	$-

                  The Company has net operating loss carryforwards for federal purposes of approximately $2,493,908 and $0 for the years ended December 31, 2013 and 2012, respectively. The losses will begin expiring in 2033.

In assessing the possible realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. In making this assessment, management does not believe that it is more likely than not that the Company will realize the benefits of the net deferred tax assets as of December 31, 2013.  This determination was based on cumulative net losses as of the balance sheet date.

Upon adoption, the Company had no unrecognized tax benefits, and there were no material changes for the year ended December 31, 2013. The Company recognizes interest and/or penalties related to uncertain tax positions in income tax expenses. To the extent accrued interest and penalties do not ultimately  become payable, amounts accrued will be reduced and reflected  as a reduction  of the overall income tax provision in the period that such determination  is made. There was no interest or penalties related to income tax matters for the year ended December 31, 2013. The company does not have any open years for audit as of December 31, 2013.